Investment property (Tables)	12 Months Ended
Dec. 31, 2019
Investment property [abstract]
Schedule of Detailed Information about Investment Property
Changes in the Group’s investment property in 2019 and 2018 were as follows:

	2019	2018
Beginning of the year	40,725	42,342
Net (loss) / gain from fair value adjustment (Note 8)	(325)	13,409
Reclassification to property, plant and equipment (i)	(4,816)	(3,313)
Exchange difference	(1,289)	(11,713)
End of the year	34,295	40,725
Fair value	34,295	40,725
Net book amount	34,295	40,725

(i)       Relates to new contracts with third parties.